OTHER NON-CURRENT ASSETS, NET - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT ASSETS, NET
Other assets, allowance, written off	¥ 0	¥ 0